Long-term Debt	6 Months Ended
Jun. 30, 2018
Long-term Debt [Abstract]
Long-term Debt:

11.Long-term Debt:

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2017	June 30, 2018
Secured Credit Facilities - Drybulk Segment	$-	$80,027
Secured Credit Facilities - Tanker Segment	-	121,165
Secured Credit Facilities - Gas Carrier Segment	147,716	141,627
Secured financing arrangements - Drybulk Segment	-	95,109
Less: Deferred financing costs	(2,378)	(4,593)
Total debt	145,338	433,335
Less: Current portion	(11,635)	(36,489)
Long-term portion	$133,703	$396,846

Secured credit facilities

The Company’s secured credit facilities are payable in U.S. Dollars in quarterly installments with balloon payments due at maturity until March 2024. Interest rates on the outstanding secured credit facilities as at June 30, 2018, are based on LIBOR plus a margin.

On June 22, 2017, the Company’s wholly-owned subsidiary entered into a secured credit facility of up to $150,000 to partially finance the construction costs relating to the four VLGCs Anderida, Aisling, Mont Fort and Mont Gelé. The facility bears interest at LIBOR plus a margin and is repayable in twenty-four quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the Company’s four VLGCs (Note 7). As of December 31, 2017, the Company drew the whole amount of $150,000, related to the delivery of the four VLGCs.

On January 24, 2018, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $90,000. The facility bears interest at LIBOR plus a margin, is repayable in twenty quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the Company’s four tankers (Note 7). On January 26, 2018, the Company drew down the full amount of $90,000.

On January 29, 2018, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $35,000. The facility bears interest at LIBOR plus a margin, is repayable in twenty-four quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessels Valadon, Matisse and Rapallo (Note 7). On March 7, 2018, the Company drew down the full amount of $35,000.

On March 8, 2018, the Company’s wholly-owned subsidiaries entered into a secured credit facility of up to $30,000. The facility bears interest at LIBOR plus margin, is repayable in twenty-four quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessels Judd and Raraka (Note 7). On March 13, 2018, the Company drew down the full amount of $30,000.

On June 1, 2018, the Company, as part of the acquisition of the vessel-owning company of the Newcastlemax vessel Huahine (Notes 4, 7), assumed the outstanding secured credit facility of $16,500. The facility bears interest at LIBOR plus margin, is repayable in six quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessel Huahine (Note 7).

On June 8, 2018, the Company, as part of the acquisition of the vessel-owning company of the Suezmax vessel Marfa (Notes 4, 7), assumed the outstanding secured credit facility of $33,833. The facility bears interest at LIBOR plus margin, is repayable in twenty-two quarterly installments and a balloon payment at maturity, and is secured by first priority mortgage over the vessel Marfa (Note 7).

Secured financing arrangements

On April 2, 2018, the Company’s wholly-owned subsidiary entered into a finance lease arrangement with a major Chinese leasing company for the Company's Kamsarmax drybulk carrier, the Kelly, pursuant to a memorandum of agreement and a bareboat charter agreement. The financing provided for the transfer of the Kelly to the buyer for 50% of the agreed purchase price of $26,218 and at the same time chartered it back for a period of ten years (expiration in April 2028). The financing amount (charterhire) bears interest at LIBOR plus a margin, is repayable in forty quarterly installments, with a balloon payment at maturity and is secured by first priority mortgage over the underlying vessel. As part of the agreement, the Company has purchase options to re-acquire the vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary from the vessel's delivery date. There is also a purchase obligation upon payment of the balloon at the last repayment date. On April 13, 2018, the vessel was delivered and chartered back to the Company, and the Company also drew down the full financing amount of $13,109. In accordance with ASC 606-10, this transaction was accounted for as a financing arrangement and not as a sale-leaseback, due to the repurchase obligation clause. Thus, the Company continues to recognize its vessel at its net book value on the consolidated balance sheet and also recognizes (i) a financial liability for the financing amount drawn down on the accompanying consolidated balance sheet under “Long term debt, net of deferred finance costs” and (ii) the variable amount of consideration paid under interest and finance cost.

On May 4, 2018, five of the Company’s wholly-owned subsidiaries entered into five finance lease arrangements with a major Chinese leasing company for the Company's drybulk carriers Nasaka, Morandi, Marini, Bacon and Castellani, pursuant to five memoranda of agreements and bareboat charter agreements. The financing provided for the transfer of the underlying vessels to the buyer for 50% of the aggregate purchase price of $164,000 and at the same time chartered it back for a period of eight years (expiration in May 2026). The aggregate financing amount (charterhire) bears interest at LIBOR plus a margin, is repayable in thirty-two quarterly installments, with a balloon payment at maturity and is secured by first priority mortgages over the underlying vessels. As part of the agreements, the Company has purchase options to re-acquire each vessel during the bareboat charter period, with the first of such options exercisable on the first anniversary of each vessel's delivery date. There are also purchase obligations upon payment of the balloon at the last repayment dates. On May 15, 2018, the vessels were delivered and chartered back to the Company, and the Company also drew down the full financing amount of $82,000. In accordance with ASC 606-10, these transactions were accounted for as financing arrangements and not as a sale-leaseback, due to the repurchase obligation clauses. Thus, the Company continues to recognize these vessels at their net book values on the consolidated balance sheet and also recognizes (i) a financial liability for the financing amount drawn down on the accompanying consolidated balance sheet under “Long term debt, net of deferred finance costs” and (ii) the variable amount of consideration paid under interest and finance cost.

The aggregate available undrawn amount under the Company’s credit facilities and financing arrangements at December 31, 2017 and June 30, 2018 was $0.

The weighted-average interest rates on the above credit facilities and financing arrangements were 4.04% and 4.31% for the six-month periods ended June 30, 2017 and 2018, respectively.

The Company’s secured credit facilities are secured by first priority mortgages over the Company’s vessels (Note 7), corporate guarantees and first priority assignments of all freights in excess of twelve months, earnings, insurances and requisition compensation. The Company’s financing arrangements are secured by corporate guarantees and first priority assignments of all freights, earnings, insurances and requisition compensation. The Company’s secured credit facilities and financing arrangements contain customary financial covenants that restrict, without the bank’s prior consent, changes in management and ownership of the vessels, the incurrence of additional indebtedness and mortgaging of vessels and changes in the general nature of the Company’s business. Under the Company’s credit facilities and financing arrangements, Mr. Economou must generally continue to beneficially own at least 50% of either (i) the Company’s issued and outstanding share capital or (ii) the Company’s issued and outstanding voting share capital. In addition, the Company’s credit facilities and financing arrangements require the Company and its subsidiaries to satisfy certain financial covenants. Depending on the credit facility or financing arrangement, these financial covenants require to maintain (i) minimum liquidity; (ii) a maximum leverage ratio; (iii) a minimum debt service cover ratio; (iv) a minimum market adjusted net worth, (v) a minimum solvency ratio and (vi) a minimum working capital level. Also, the credit facilities and financing arrangements, require to maintain specified financial ratios, mainly to ensure that the market value of the mortgaged vessels under the applicable credit facility, determined in accordance with the terms of that facility, does not fall below a certain percentage of the outstanding amount of the loan, which is referred as a value maintenance clause or a loan-to-value ratio. All of the Company’s credit facilities and financing arrangements also contain cross-acceleration or cross-default provisions that may be triggered by a default under one of the Company’s other credit facilities and financing arrangements. These covenants may limit the ability of certain of the Company’s subsidiaries to, among other things, without the relevant lenders’ or counterparties’ prior consent (i) incur additional indebtedness, (ii) change the flag, class or management of the vessel mortgaged under such facility, (iii) create or permit to exist liens on their assets, (iv) make loans, (v) make investments or capital expenditures, and (vi) undergo a change in ownership or control.

As of June 30, 2018, the Company was in compliance with the covenants regarding its above secured credit facilities and financing arrangements.

Total interest incurred on long-term debt and amortization of debt issuance costs, including capitalized interest, for the six-month periods ended June 30, 2017 and 2018, amounted to $6,865 and $9,514, respectively. These amounts net of capitalized interest are included in “Interest and finance costs” in the accompanying unaudited interim condensed consolidated statement of operations.

The annual principal payments required to be made after June 30, 2018 for credit facilities and financing arrangements, including balloon payments, totaling $437,928, are as follows:

Due through June 30, 2019	$37,588
Due through June 30, 2020	49,088
Due through June 30, 2021	35,088
Due through June 30, 2022	35,088
Due through June 30, 2023	100,534
Thereafter	180,542
Total principal payments	437,928
Less: Financing fees	(4,593)
Total debt	$433,335